SCHEDULE OF LEASE COMMITMENTS (Details) - USD ($)	Dec. 31, 2022	Nov. 01, 2021	Oct. 01, 2021
Commitments and Contingencies Disclosure [Abstract]
2023	$ 84,146
Thereafter
Total lease payments	84,146
Less: interest	(1,439)
Present value of lease liabilities	$ 82,707	$ 10,864	$ 9,777